Property, plant and equipment - Detail net of accumulated depreciation and impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	$ 781,606	$ 971,573
Additions	(15,512)	(108,774)
Disposals and other	(9,074)	(763)
Exchange differences	43,982	3,505
Additions to the scope of consolidation	18,730
Transfer to assets and disposal groups classified as held for sale and discontinued operations	98,242	(83,935)
Property, plant and equipment at end of the year	917,974	781,606
Gross carrying amount | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	191,058	222,462
Additions	1,665	488
Disposals and other	(202)	(600)
Transfers from/(to) other accounts	5,228	4,106
Exchange differences	16,843	(3,015)
Additions to the scope of consolidation	1,648
Transfer to assets and disposal groups classified as held for sale and discontinued operations	35,058	(32,383)
Property, plant and equipment at end of the year	251,298	191,058
Gross carrying amount | Plant and Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	1,220,055	1,339,403
Additions	1,849	3,017
Disposals and other	(56,475)	(1,448)
Transfers from/(to) other accounts	49,892	57,345
Exchange differences	96,709	(11,594)
Additions to the scope of consolidation	97
Transfer to assets and disposal groups classified as held for sale and discontinued operations	178,677	(166,668)
Property, plant and equipment at end of the year	1,490,804	1,220,055
Gross carrying amount | Other Fixtures,Tools and Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	5,972	5,100
Additions	2,262	801
Disposals and other	(607)
Transfers from/(to) other accounts	377	116
Exchange differences	450	28
Transfer to assets and disposal groups classified as held for sale and discontinued operations	79	(73)
Property, plant and equipment at end of the year	8,533	5,972
Gross carrying amount | Advances Property, Plant and Equipment in the Course of Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	49,865	81,028
Additions	71,204	60,035
Disposals and other	(1,029)	(688)
Transfers from/(to) other accounts	(58,480)	(61,567)
Exchange differences	9,225	(2,114)
Additions to the scope of consolidation	16,985
Transfer to assets and disposal groups classified as held for sale and discontinued operations	40,814	(26,829)
Property, plant and equipment at end of the year	128,584	49,865
Gross carrying amount | Mineral Reserves
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	59,989	59,989
Transfers from/(to) other accounts	(90)
Exchange differences	460
Property, plant and equipment at end of the year	60,359	59,989
Gross carrying amount | Other Items of Property, Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	32,203	30,059
Additions	1,455	204
Disposals and other	(164)	(7)
Transfers from/(to) other accounts	(58)
Exchange differences	(1,072)	1,947
Property, plant and equipment at end of the year	32,364	32,203
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(665,507)	(716,569)
Additions	(94,051)	(105,695)
Disposals and other	49,403	1,980
Transfers from/(to) other accounts	3,131
Exchange differences	(73,575)	13,399
Transfer to assets and disposal groups classified as held for sale and discontinued operations	(155,726)	141,378
Property, plant and equipment at end of the year	(936,325)	(665,507)
Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(112,029)	(49,899)
Additions	104	(67,624)
Exchange differences	(5,058)	4,854
Transfer to assets and disposal groups classified as held for sale and discontinued operations	(660)	640
Property, plant and equipment at end of the year	$ (117,643)	$ (112,029)